Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	March 31,
	2015	2014
Shares underlying warrants outstanding	5,009,848	16,820,281
Shares underlying options outstanding	2,094,562	2,375,748
Unvested restricted stock	132,077	59,199

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2014	2013
Shares underlying options outstanding	2,472,234	2,410,134
Shares underlying warrants outstanding	16,752,915	5,081,023
Unvested restricted stock	132,077	75,450